FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of composition of investments in marketable securities

Following is the composition of investments in marketable securities as of December 31, 2017:

U.S.
dollars in
thousands

Government bonds – NIS linked to the Israeli CPI	$368
Government bonds – NIS	838
Corporate bonds – NIS linked to the Israeli CPI	1,008
Corporate bonds – NIS	777
Current account	182
$3,173

Schedule of maximum exposure to credit risk

	December 31,
	2018	2017
	U.S. dollars in thousands

Israel	$5,378	$9,581
United States and Canada	6,337	5,815
Asia Pacific (including Japan)	936	817
Europe	998	909
Other	194	27
	$13,843	$17,149

Schedule of aging of receivables and impairment and weighted average loss rate

		December 31, 2018		December 31, 2017
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	1.2	$5,464	$64	$4,502	$—
In arrears up to three months	1.2	1,030	12	1,160	—
In arrears up to six months	1.2	221	3	200	35
In arrears up to 12 months	17.5	188	32	71	63
In arrears over 12 months	100.0	159	159	442	442
		$7,062	$270	$6,375	$540

Schedule of movements in allowance for impairment of receivables

	Year Ended December 31,
	2018	2017
	U.S. dollars in thousands

Balance at beginning of year	$540	$450
Recognized impairment loss	104	147
Bad debt	(374)	(57)
Balance at end of year	$270	$540

Schedule of contractual maturities of financial liabilities

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2018
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,065	$5,065	$—	$—	$—	$—
Trade payables	1,517	1,517	1,517	—	—	—	—
Other long-term liabilities	1,052	1,052	—	—	—	—	1,052
Other accounts payable	2,767	2,767	2,668	99	—	—	—
Total	$10,336	$10,401	$9,250	$99	$—	$—	$1,052

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2017
Non-derivative financial liabilities
Convertible notes, including current maturities and accrued interest	$11,022	$11,473	$11,473	$—	$—	$—	$—
Trade payables	1,262	1,262	1,262	—	—	—	—
Other long-term liabilities	948	948	—	—	—	—	948
Other accounts payable	2,714	2,714	2,536	178	—	—	—
Total	$15,946	$16,397	$15,271	$178	$—	$—	$948

Schedule of CPI and foreign currency risk

		Currency different from dollar
			NIS linked			Non-
			to the		Other	monetary
	Dollars	NIS	Israeli CPI	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2018
Assets
Cash and cash equivalents	$4,088	$1,885	$—	$426	$72	$—	$6,471
Trade receivables (including long-term trade receivables)	6,236	229	—	327	—	—	6,792
Accounts receivable	247	32	—	2	—	737	1,018
Inventories	—	—	—	—	—	2,235	2,235
Long-term restricted deposits	109	190	—	—	—	—	299
Long-term prepaid expenses	—	—	—	—	—	66	66
Property and equipment and intangible assets	—	—	—	—	—	1,511	1,511
	10,680	2,336	—	755	72	4,549	18,392
Liabilities
Trade payables	714	798	—	5	—	—	1,517
Employee benefits	—	—	—	—	—	381	381
Provisions	—	—	—	—	—	215	215
Other accounts payable (including accrued expenses)	1,965	761	—	50	—	321	3,097
Sort-term bank loan	5,000	—	—	—	—	—	5,000
Financial derivatives	—	442	—	—	—	—	442
Other long-term accounts payable	947	105	—	—	—	—	1,052
	8,626	2,106	—	55	—	917	11,704
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$2,054	$230	$—	$700	$72	$3,632	$6,688

December 31, 2017
Assets
Cash and cash equivalents	$2,337	$5,124	$—	$160	$22	$—	$7,643
Marketable securities	—	1,797	1,376	—	—	—	3,173
Trade receivables (including long-term trade receivables)	4,952	194	—	689	—	—	5,835
Accounts receivable	137	45	—	3	—	500	685
Inventories	—	—	—	—	—	2,260	2,260
Long-term restricted deposits	108	205	—	—	—	—	313
Long-term prepaid expenses	—	—	—	—	—	69	69
Property and equipment and intangible assets	—	—	—	—	—	1,299	1,299
	7,534	7,365	1,376	852	22	4,128	21,277
Liabilities
Trade payables	382	833	—	47	—	—	1,262
Employee benefits	—	—	—	—	—	533	533
Provisions	—	—	—	—	—	183	183
Other accounts payable (including accrued expenses)	1,877	1,117	—	70	—	339	3,403
Convertible notes	—	10,696	—	—	—	—	10,696
Financial derivatives	—	2,875	—	—	—	—	2,875
Other long-term accounts payable	905	—	43	—	—	—	948
	3,164	15,521	43	117	—	1,055	19,900
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$4,370	$(8,156)	$1,333	$735	$22	$3,073	$1,377

Schedule of sensitivity analysis

	December 31, 2018
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$12	$12
Euro/dollar by 5%	35	35

	December 31, 2017
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(340)	$(340)
Euro/dollar by 5%	37	37

Schedule of fair value of other financial assets and liabilities

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount		Fair value
	U.S. dollars in thousands
Liabilities:
Convertible notes	$—	$—	$	**11,118	$	*11,283
Liability in respect of royalties to the IIA and other government institutions	1,151	490		1,072		430
	$1,151	$490		$12,190		$11,713

*Including interest payable, but excluding the fair value of the embedded warrants.

**Quoted market price on the TASE.

Schedule of financial instruments measured at fair value using valuation method

	December 31, 2018
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - derivative instruments	$—	$442	$442

	December 31, 2017
	Level 1	Level 3	Total
	U.S. dollars in thousands

Financial instruments - marketable securities	$3,173	$—	$3,173
Financial instruments - derivative instruments	—	2,875	2,875